Income Tax Benefit (Expense) - Schedule of Income Tax Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income tax relating to components of other comprehensive income [abstract]
Foreign currency translation differences on foreign operations, before tax	$ (20,898)	$ (9,862)	$ (48,879)
Equity instruments at FVOCI - net change in fair value, before tax	(452)	0	0
Remeasurement of defined benefit liability, before tax	(839)	(1,212)	468
Total	(22,189)	(11,074)	(48,411)
Foreign currency translation differences on foreign operations, tax (expense) benefit	0	0	0
Equity instruments at FVOCI - net change in fair value, tax (expense) benefit	0	0	0
Remeasurement of defined benefit liability, tax (expense) benefit	197	248	0
Total	197	248	0
Foreign currency translation differences on foreign operations, net of tax	(20,898)	(9,862)	(48,879)
Equity instruments at FVOCI - net change in fair value, net of tax	(452)	0	0
Remeasurements of defined benefit liability	(642)	(964)	468
Other comprehensive loss for the year, net of tax	$ (21,992)	$ (10,826)	$ (48,411)